UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06515

Morgan Stanley Global Fixed Income Opportunities Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	October 31,

Date of reporting period:	July 31, 2017

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments • July 31, 2017 (unaudited)

	PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
		Corporate Bonds (41.2%)
		Australia (1.9%)
		Consumer, Non-Cyclical
	$950	Transurban Finance Co., Pty Ltd. (a)	3.375%		03/22/27	$932,168

		Energy
	1,200	APT Pipelines Ltd. (a)	4.20		03/23/25	1,244,938
EUR	1,400	Origin Energy Finance Ltd.	7.875	(b)	06/16/71	1,752,791
	900	Santos Finance Ltd.	8.25	(b)	09/22/70	1,075,648
						4,073,377
		Finance
	1,800	Commonwealth Bank of Australia	2.00	(b)	04/22/27	2,202,776

		Industrials
	1,850	Aurizon Network Pty Ltd.	3.125		06/01/26	2,430,636
		Total Australia				9,638,957

		Austria (0.2%)
		Finance
	600	Vienna Insurance Group AG Wiener Versicherung Gruppe	5.50	(b)	10/09/43	849,924

		Belgium (0.4%)
		Basic Materials
	1,000	Solvay Finance SA	5.118	(b)	06/02/21(c)	1,320,972
	700	Solvay Finance SA	5.425	(b)	11/12/23(c)	949,719
		Total Belgium				2,270,691

		Brazil (0.3%)
		Consumer, Non-Cyclical
	800	BRF SA (d)	2.75		06/03/22	969,551

		Finance
	$450	Banco Daycoval SA (a)	5.75		03/19/19	465,188
		Total Brazil				1,434,739

		Canada (0.6%)
		Basic Materials
	410	Eldorado Gold Corp. (a)	6.125		12/15/20	420,250
	1,000	IAMGOLD Corp. (a)	7.00		04/15/25	1,037,000
	500	Lundin Mining Corp. (a)	7.50		11/01/20	525,750
						1,983,000
		Consumer, Cyclical
	750	Air Canada (a)(d)	7.75		04/15/21	863,437
		Total Canada				2,846,437

		Chile (0.1%)
		Consumer, Non-Cyclical
	425	Cencosud SA (a)	6.625		02/12/45	464,070

		China (0.6%)
		Communications
	630	Baidu, Inc.	2.875		07/06/22	633,376
	1,200	Ctrip.com International Ltd. (a)	1.25		09/15/22	1,359,750
						1,993,126
		Utilities
	750	ENN Energy Holdings Ltd.	0.00	(e)	02/26/18	863,250
		Total China				2,856,376

			Colombia (0.5%)
			Energy
2,400			Ecopetrol SA	5.875		09/18/23	2,649,072

			Denmark (0.0%) (f)
			Finance
DKK		(g)	Nordea Kredit Realkreditaktieselskab, Series ANN	5.00		07/01/29	1

			France (2.0%)
			Communications
	$1,175		SFR Group SA (a)	6.00		05/15/22	1,230,789

			Consumer, Non-Cyclical
EUR	500		Eurofins Scientific SE	4.875	(b)	04/29/23(c)	635,892
500			Europcar Groupe SA	5.75		06/15/22	628,240
							1,264,132
			Energy
700			TOTAL SA	2.25	(b)	02/26/21(c)	846,511
	$600		TOTAL SA, Series FP	0.50		12/02/22	605,400
							1,451,911
			Finance
EUR	250		AXA SA	5.125	(b)	07/04/43	357,057
	$875		BPCE SA (a)	5.15		07/21/24	943,995
EUR	1,400		Credit Agricole Assurances SA	4.50	(b)	10/14/25(c)	1,811,708
							3,112,760
			Industrials
1,300			Airbus SE, Series AIR	0.00	(e)	07/01/22	1,620,504
1,000			Safran SA, Series SAF	0.00	(e)	12/31/20	1,162,221
							2,782,725
			Utilities
500			Electricite de France SA	5.00	(b)	01/22/26(c)	642,804
			Total France				10,485,121

			Germany (1.6%)
			Basic Materials
	$1,250		BASF SE, Series BAS	0.925		03/09/23	1,273,125

			Communications
EUR	800		Unitymedia Hessen GmbH & Co., KG/Unitymedia NRW GmbH	4.00		01/15/25	1,006,841

			Consumer, Cyclical
500			Volkswagen International Finance N.V.	4.625	(b)	03/24/26(c)	621,682
1,500			Volkswagen International Finance N.V., Series 10Y	1.875		03/30/27	1,771,702
							2,393,384
			Finance
1,200			Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6.00	(b)	05/26/41	1,706,210
1,100			Vonovia Finance BV	4.625	(b)	04/08/74	1,379,562
							3,085,772
			Utilities
GBP	500		RWE AG	7.00	(b)	03/20/19(c)	705,378
			Total Germany				8,464,500

			Hong Kong (0.2%)
			Consumer, Cyclical
	$1,170		CK Hutchison International 16 Ltd. (a)	1.875		10/03/21	1,140,811

			India (0.1%)
			Basic Materials
550			Vedanta Resources PLC (a)	6.00		01/31/19	571,313

		Ireland (0.1%)
		Finance
500		AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.75		05/15/19	513,973

		Israel (0.5%)
		Consumer, Non-Cyclical
1,300		Teva Pharmaceutical Finance Netherlands III BV	2.20		07/21/21	1,282,892
1,300		Teva Pharmaceutical Finance Netherlands III BV (d)	3.15		10/01/26	1,246,410
		Total Israel				2,529,302

		Italy (0.8%)
		Communications
EUR	415	Telecom Italia Finance SA	7.75		01/24/33	731,907

		Finance
1,100		Assicurazioni Generali SpA	10.125	(b)	07/10/42	1,814,215
	$1,000	Intesa Sanpaolo SpA (a)	6.50		02/24/21	1,123,869
						2,938,084
		Utilities
EUR	500	Enel SpA	5.00	(b)	01/15/75	643,202
		Total Italy				4,313,193

		Jamaica (0.2%)
		Communications
	$1,000	Digicel Ltd.	6.00		04/15/21	975,750

		Japan (0.2%)
		Consumer, Cyclical
JPY	100,000	Sony Corp., Series 6	0.00	(e)	09/30/22	1,060,819

		Jersey (0.1%)
		Finance
GBP	400	Derwent London Capital No. 2 Jersey Ltd., Series DLN	1.125		07/24/19	555,520

		Mexico (0.2%)
		Communications
EUR	800	America Movil SAB de CV	0.00	(e)	05/28/20	940,411

		Netherlands (1.4%)
		Basic Materials
400		Constellium N.V.	4.625		05/15/21	483,019

		Consumer, Cyclical
	$585	Playa Resorts Holding BV (a)	8.00		08/15/20	611,325

		Finance
EUR	450	Aegon N.V.	4.00	(b)	04/25/44	575,010
1,400		ASR Nederland N.V.	5.00	(b)	09/30/24(c)	1,869,217
1,825		Cooperatieve Rabobank UA	5.50	(b)	06/29/20(c)	2,324,139
	$1,325	ING Bank N.V. (a)	5.80		09/25/23	1,506,693
						6,275,059
		Total Netherlands				7,369,403

		Portugal (0.4%)
		Utilities
EUR	1,000	EDP - Energias de Portugal SA	5.375	(b)	09/16/75	1,311,464
	$425	EDP Finance BV (a)	4.125		01/15/20	441,113
		Total Portugal				1,752,577

		South Africa (0.2%)
		Finance
GBP	1,000	BRAIT SE	2.75		09/18/20	1,225,393

		Spain (1.6%)
		Communications
EUR	700	Telefonica Europe BV	5.875	(b)	03/31/24(c)	951,932

		Energy
500		Repsol International Finance BV	4.50	(b)	03/25/75	632,008

		Finance
1,000		Banco Bilbao Vizcaya Argentaria SA	6.75	(b)	02/18/20(c)	1,268,087
900		Banco Santander SA	6.25	(b)	03/12/19(c)	1,113,705
	$800	Banco Santander SA	6.375	(b)	05/19/19(c)	823,108
EUR	500	Santander Issuances SAU	3.125		01/19/27	634,490
						3,839,390
		Utilities
1,200		Gas Natural Fenosa Finance BV	3.375	(b)	04/24/24(c)	1,451,023
1,200		IE2 Holdco SAU	2.875		06/01/26	1,518,338
						2,969,361
		Total Spain				8,392,691

		Sweden (0.3%)
		Diversified
SEK	12,000	Industrivarden AB, Series ICA	0.00	(e)	05/15/19	1,692,883

		Switzerland (0.7%)
		Finance
	$1,125	Credit Suisse Group Funding Guernsey Ltd.	4.55		04/17/26	1,208,293
950		UBS AG	5.125		05/15/24	1,024,746
1,450		UBS Group Funding Switzerland AG (a)	3.491		05/23/23	1,491,384
		Total Switzerland				3,724,423

		Taiwan (0.3%)
		Technology
1,600		United Microelectronics Corp.	0.00	(e)	05/18/20	1,688,400

		United Arab Emirates (0.3%)
		Finance
EUR	1,600	Aabar Investments PJSC, Series UCG	0.50		03/27/20	1,689,520

		United Kingdom (2.5%)
		Communications
750		Vodafone Group PLC	2.20		08/25/26	952,352

		Consumer, Cyclical
1,500		International Consolidated Airlines Group SA, Series IAG	0.625		11/17/22	1,725,182
850		International Game Technology PLC	4.75		02/15/23	1,098,899
GBP	750	Jaguar Land Rover Automotive PLC	3.875		03/01/23	1,042,739
500		John Lewis PLC	4.25		12/18/34	700,311
						4,567,131
		Consumer, Non-Cyclical
1,000		J Sainsbury PLC, Series SBRY	1.25		11/21/19	1,355,024

		Finance
EUR	400	Aviva PLC	3.875	(b)	07/03/44	519,787
900		Lloyds Banking Group PLC	6.375	(b)	06/27/20(c)	1,156,908
GBP	500	Nationwide Building Society	6.875	(b)	06/20/19(c)	693,269
	$1,425	Santander UK PLC (a)	5.00		11/07/23	1,545,579
						3,915,543
		Industrials
1,080		CEVA Group PLC (a)	4.00		05/01/18	1,064,276

		Utilities
GBP	750	NGG Finance PLC	5.625	(b)	06/18/73	1,127,339
		Total United Kingdom				12,981,665

	United States (22.9%)
	Basic Materials
$500	International Wire Group, Inc. (a)	10.75	08/01/21	441,250
1,067	MSCI, Inc. (a)	4.75	08/01/26	1,109,680
750	Prince Mineral Holding Corp. (a)(d)	11.50	12/15/19	778,950
				2,329,880
	Communications
2,626	AT&T, Inc.	4.50	03/09/48	2,431,789
500	Cable One, Inc. (a)	5.75	06/15/22	526,250
900	Charter Communications Operating LLC/Charter Communications Operating Capital	4.908	07/23/25	968,703
750	CSC Holdings LLC	5.25	06/01/24	780,750
500	DISH DBS Corp.	5.00	03/15/23	519,845
1,250	Gray Television, Inc. (a)	5.125	10/15/24	1,282,813
500	Lamar Media Corp.	5.00	05/01/23	522,500
1,000	MDC Partners, Inc. (a)(d)	6.50	05/01/24	1,010,000
400	Midcontinent Communications/Midcontinent Finance Corp. (a)	6.25	08/01/21	412,500
500	Midcontinent Communications/Midcontinent Finance Corp. (a)	6.875	08/15/23	544,450
1,100	Priceline Group, Inc. (The) (d)	0.90	09/15/21	1,312,438
1,425	Shutterfly, Inc.	0.25	05/15/18	1,431,234
1,100	Sprint Communications, Inc.	6.00	11/15/22	1,163,250
925	T-Mobile USA, Inc.	6.836	04/28/23	983,969
800	Verizon Communications, Inc.	4.672	03/15/55	738,159
1,400	Viavi Solutions, Inc.	0.625	08/15/33	1,582,000
				16,210,650
	Consumer Discretionary
2,450	Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC (a)	3.36	03/20/23	2,489,690

	Consumer, Cyclical
1,000	Aramark Services, Inc.	4.75	06/01/26	1,049,590
1,575	CalAtlantic Group, Inc.	0.25	06/01/19	1,513,969
1,000	Century Communities, Inc. (a)	5.875	07/15/25	1,005,000
434	CVS Pass-Through Trust (a)	4.163	08/11/36	439,851
2,225	Delta Air Lines, Inc.	2.875	03/13/20	2,267,119
785	Ferrellgas LP/Ferrellgas Finance Corp.	6.75	01/15/22	745,750
1,500	Ford Motor Credit Co., LLC	3.096	05/04/23	1,490,037
1,000	General Motors Financial Co., Inc.	2.35	10/04/19	1,004,123
1,400	General Motors Financial Co., Inc.	4.30	07/13/25	1,440,631
500	Global Partners LP/GLP Finance Corp.	6.25	07/15/22	506,250
425	Global Partners LP/GLP Finance Corp.	7.00	06/15/23	431,375
982	Hanesbrands, Inc. (a)	4.875	05/15/26	1,006,550
1,100	Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. (a)	6.75	11/15/21	1,149,500
166	JC Penney Corp., Inc.	8.125	10/01/19	181,563
1,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (a)	5.25	06/01/26	1,062,500
575	Lear Corp.	5.25	01/15/25	616,329
1,000	Lions Gate Entertainment Corp. (a)	5.875	11/01/24	1,055,000
750	MGM Resorts International	6.00	03/15/23	832,500
3,904	Resort at Summerlin LP, Series B (h)(i)(j)(k)(l)(m)	13.00	12/15/07	0
1,000	Rite Aid Corp. (a)(d)	6.125	04/01/23	995,000
1,050	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. (a)	6.125	08/15/21	1,073,625
500	RSI Home Products, Inc. (a)	6.50	03/15/23	527,500
500	Sonic Automotive, Inc.	5.00	05/15/23	487,500
750	Speedway Motorsports, Inc.	5.125	02/01/23	772,500
630	Tempur Sealy International, Inc.	5.50	06/15/26	650,475
675	Tesla, Inc.	0.25	03/01/19	735,328
1,450	Tops Holding LLC/Tops Markets II Corp. (a)	8.00	06/15/22	1,181,750

975	Wolverine World Wide, Inc. (a)	5.00		09/01/26	970,612
					25,191,927
	Consumer, Non-Cyclical
1,200	Acadia Healthcare Co., Inc.	5.125		07/01/22	1,240,500
1,150	Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (d)	5.50		04/01/23	1,162,937
500	Central Garden & Pet Co. (d)	6.125		11/15/23	537,500
1,000	DexCom, Inc. (a)	0.75		05/15/22	991,250
625	Express Scripts Holding Co.	4.80		07/15/46	654,810
750	HCA, Inc.	4.50		02/15/27	768,750
975	Illumina, Inc.	0.00	(e)	06/15/19	994,500
1,050	Intercept Pharmaceuticals, Inc.	3.25		07/01/23	1,055,250
950	Ionis Pharmaceuticals, Inc.	1.00		11/15/21	1,026,000
925	Jazz Investments I Ltd. (d)	1.875		08/15/21	1,012,875
1,250	Lamb Weston Holdings, Inc. (a)	4.875		11/01/26	1,313,012
1,350	Live Nation Entertainment, Inc.	2.50		05/15/19	1,594,687
1,375	Mallinckrodt International Finance SA/Mallinckrodt CB LLC (a)(d)	5.50		04/15/25	1,278,750
1,025	Molson Coors Brewing Co. (a)	2.25		03/15/20	1,028,960
1,050	Neurocrine Biosciences, Inc. (a)	2.25		05/15/24	1,072,969
611	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	5.875		01/15/24	658,353
400	Quintiles IMS, Inc. (a)	4.875		05/15/23	417,000
1,000	Select Medical Corp.	6.375		06/01/21	1,035,000
1,150	Tenet Healthcare Corp. (a)	5.125		05/01/25	1,160,063
1,300	TMS International Corp. (a)	7.625		10/15/21	1,362,075
					20,365,241
	Diversified
1,150	PetSmart, Inc. (a)	7.125		03/15/23	1,043,625

	Energy
1,150	Hilcorp Energy I LP/Hilcorp Finance Co. (a)	5.00		12/01/24	1,097,675
55	Hilcorp Energy I LP/Hilcorp Finance Co. (a)	5.75		10/01/25	53,900
675	MPLX LP	4.00		02/15/25	686,208
350	Newfield Exploration Co.	5.375		01/01/26	366,625
500	Rice Energy, Inc.	6.25		05/01/22	523,125
1,070	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (a)	5.50		09/15/24	1,100,762
					3,828,295
	Finance
450	Ally Financial, Inc.	4.125		03/30/20	464,625
450	Ally Financial, Inc.	4.25		04/15/21	464,063
375	Bank of America Corp.	6.11		01/29/37	465,268
2,425	Bank of America Corp., MTN	4.25		10/22/26	2,528,259
1,300	Capital One Financial Corp.	2.50		05/12/20	1,312,460
3,000	Citigroup, Inc.	3.887	(b)	01/10/28	3,076,398
925	Citigroup, Inc.	5.50		09/13/25	1,042,568
1,375	Colony NorthStar, Inc.	5.00		04/15/23	1,460,078
1,000	DuPont Fabros Technology LP	5.625		06/15/23	1,070,310
775	Extra Space Storage LP (a)	3.125		10/01/35	840,875
1,330	Goldman Sachs Group, Inc. (The)	6.75		10/01/37	1,749,078
1,050	Icahn Enterprises LP/Icahn Enterprises Finance Corp. (d)	6.75		02/01/24	1,105,125
500	iStar, Inc.	6.50		07/01/21	524,750
1,200	Jefferies Finance LLC/JFIN Co-Issuer Corp. (a)	6.875		04/15/22	1,212,000
1,825	JPMorgan Chase & Co.	4.125		12/15/26	1,906,450
1,149	Kennedy-Wilson, Inc.	5.875		04/01/24	1,184,906
1,000	Post Holdings, Inc. (a)	5.00		08/15/26	1,028,750
650	Provident Funding Associates LP/PFG Finance Corp. (a)	6.375		06/15/25	672,750
520	Prudential Financial, Inc.	5.625	(b)	06/15/43	570,050
1,375	Spirit Realty Capital, Inc. (d)	3.75		05/15/21	1,380,163

	500	Starwood Property Trust, Inc.	4.55		03/01/18	537,500
	1,225	Synchrony Financial	2.60		01/15/19	1,234,693
						25,831,119
		Industrials
	1,325	Apex Tool Group LLC (a)	7.00		02/01/21	1,248,812
	280	Artesyn Embedded Technologies, Inc. (a)	9.75		10/15/20	273,000
	250	CTP Transportation Products LLC/CTP Finance, Inc. (a)	8.25		12/15/19	238,750
	550	JB Poindexter & Co., Inc. (a)	9.00		04/01/22	578,188
	500	Kratos Defense & Security Solutions, Inc.	7.00		05/15/19	512,500
	500	Martin Midstream Partners LP/Martin Midstream Finance Corp.	7.25		02/15/21	512,500
	1,000	MasTec, Inc.	4.875		03/15/23	1,005,000
	1,000	Michael Baker International LLC/CDL Acquisition Co., Inc. (a)	8.25		10/15/18	998,750
	658	SAExploration Holdings, Inc. (a)(h)	10.00		04/14/19	443,893
	1,250	SBA Communications Corp.	4.875		09/01/24	1,303,125
	500	Standard Industries, Inc. (a)	5.375		11/15/24	528,750
	600	Summit Materials LLC/Summit Materials Finance Corp.	6.125		07/15/23	631,500
	400	Summit Materials LLC/Summit Materials Finance Corp.	8.50		04/15/22	452,000
	705	The Kenan Advantage Group, Inc. (a)	7.875		07/31/23	740,250
	700	XPO Logistics, Inc. (a)	6.125		09/01/23	730,625
	500	Zachry Holdings, Inc. (a)	7.50		02/01/20	520,625
						10,718,268
		Technology
	1,375	Akamai Technologies, Inc.	0.00	(e)	02/15/19	1,344,069
	1,000	Allscripts Healthcare Solutions, Inc.	1.25		07/01/20	1,007,500
	2,625	Dell International LLC/EMC Corp. (a)	3.48		06/01/19	2,688,423
	1,175	First Data Corp. (a)	5.75		01/15/24	1,245,500
	1,275	Nuance Communications, Inc.	1.00		12/15/35	1,235,953
	1,375	ON Semiconductor Corp.	1.00		12/01/20	1,485,000
	700	QUALCOMM, Inc.	1.85		05/20/19	703,151
EUR	900	Quintiles IMS, Inc.	3.25		03/15/25	1,098,258
						10,807,854
		Total United States				118,816,549
		Total Corporate Bonds (Cost $209,196,756)				213,894,484

		Sovereign (26.0%)
		Argentina (1.5%)
ARS	41,000	Argentina POM Politica Monetaria	26.25	(b)	06/21/20	2,391,416
	$3,600	Argentine Republic Government International Bond	7.50		04/22/26	3,884,400
	1,500	Provincia de Entre Rios Argentina (a)	8.75		02/08/25	1,519,620
		Total Argentina				7,795,436

		Bermuda (0.1%)
	530	Bermuda Government International Bond (a)	4.854		02/06/24	579,200

		Brazil (4.6%)
BRL	14,000	Brazil Notas do Tesouro Nacional, Series F	10.00		01/01/21	4,602,619
	35,273	Brazil Notas do Tesouro Nacional, Series F	10.00		01/01/23	11,485,526
	10,700	Brazil Notas do Tesouro Nacional, Series F	10.00		01/01/25	3,465,615
	13,400	Brazil Notas do Tesouro Nacional, Series F	10.00		01/01/27	4,321,970
		Total Brazil				23,875,730

		Colombia (1.3%)
COP	19,522,000	Colombian TES	7.50		08/26/26	6,867,740

		Cyprus (1.2%)
EUR	3,900	Cyprus Government International Bond	3.875		05/06/22	5,082,659
	1,000	Cyprus Government International Bond	4.25		11/04/25	1,341,236
		Total Cyprus				6,423,895

		Dominican Republic (0.4%)
	$1,910	Dominican Republic International Bond	5.50		01/27/25	2,019,825

		Ecuador (0.4%)
1,700		Ecuador Government International Bond	10.75		03/28/22	1,844,500

		Egypt (0.3%)
1,200		Egypt Government International Bond (a)	7.50		01/31/27	1,292,376

		Greece (0.8%)
EUR	113	Hellenic Republic Government Bond	3.00	(n)	02/24/23	125,786
113		Hellenic Republic Government Bond	3.00	(n)	02/24/24	123,566
113		Hellenic Republic Government Bond	3.00	(n)	02/24/25	121,572
113		Hellenic Republic Government Bond	3.00	(n)	02/24/26	120,167
113		Hellenic Republic Government Bond	3.00	(n)	02/24/27	118,829
113		Hellenic Republic Government Bond	3.00	(n)	02/24/28	113,362
113		Hellenic Republic Government Bond	3.00	(n)	02/24/29	109,120
113		Hellenic Republic Government Bond	3.00	(n)	02/24/30	107,242
113		Hellenic Republic Government Bond	3.00	(n)	02/24/31	105,173
113		Hellenic Republic Government Bond	3.00	(n)	02/24/32	103,849
113		Hellenic Republic Government Bond	3.00	(n)	02/24/33	101,948
113		Hellenic Republic Government Bond	3.00	(n)	02/24/34	100,850
113		Hellenic Republic Government Bond	3.00	(n)	02/24/35	99,014
113		Hellenic Republic Government Bond	3.00	(n)	02/24/36	97,594
113		Hellenic Republic Government Bond	3.00	(n)	02/24/37	96,516
113		Hellenic Republic Government Bond	3.00	(n)	02/24/38	95,680
113		Hellenic Republic Government Bond	3.00	(n)	02/24/39	95,348
113		Hellenic Republic Government Bond	3.00	(n)	02/24/40	95,277
113		Hellenic Republic Government Bond	3.00	(n)	02/24/41	95,358
113		Hellenic Republic Government Bond	3.00	(n)	02/24/42	95,236
1,760		Hellenic Republic Government Bond (a)(o)	4.375		08/01/22	2,066,821
		Total Greece				4,188,308

		Indonesia (2.6%)
	$2,200	Indonesia Government International Bond (a)	5.875		01/15/24	2,524,854
IDR	85,350,000	Indonesia Treasury Bond	8.25		07/15/21	6,734,028
47,793,000		Indonesia Treasury Bond	9.00		03/15/29	4,093,931
		Total Indonesia				13,352,813

		Jamaica (0.2%)
	$1,100	Jamaica Government International Bond	7.625		07/09/25	1,291,961

		Kazakhstan (0.5%)
2,250		KazMunayGas National Co., JSC	6.375		04/09/21	2,463,347

		Mexico (4.4%)
MXN	320,000	Mexican Bonos, Series M	5.75		03/05/26	16,711,361
60,000		Mexican Bonos, Series M	7.50		06/03/27	3,526,931
	$2,600	Petroleos Mexicanos	4.875		01/18/24	2,694,120
		Total Mexico				22,932,412

		Peru (0.5%)
PEN	7,880	Peru Government Bond (a)	6.15		08/12/32	2,533,999

		Poland (1.9%)
PLN	38,000	Poland Government Bond	2.50		07/25/26	9,949,274

		Portugal (2.5%)
EUR	10,000	Portugal Obrigacoes do Tesouro OT (a)	4.125		04/14/27	13,096,218

		Russia (1.2%)
RUB	234,100	Russian Federal Bond - OFZ	7.00		08/16/23	3,764,746
	$2,200	Russian Foreign Bond - Eurobond	4.875		09/16/23	2,379,938
200		Russian Foreign Bond - Eurobond	4.875		09/16/23	216,358
		Total Russia				6,361,042

		Turkey (1.0%)
TRY	20,800	Turkey Government Bond	7.10		03/08/23	5,109,353

		Ukraine (0.5%)
	$660	Ukraine Government International Bond	7.75		09/01/22	678,150

1,950	Ukraine Government International Bond	7.75		09/01/26	1,922,076
	Total Ukraine				2,600,226

	United States (0.1%)
400	Shape Technologies Group, Inc. (a)	7.625		02/01/20	416,000
	Total Sovereign (Cost $127,881,231)				134,993,655

	Agency Fixed Rate Mortgages (0.0%) (f)
1	Federal Home Loan Mortgage Corporation, Gold Pool:	6.50		10/01/32	887
	Federal National Mortgage Association, Conventional Pools:
53		6.50		05/01/28—09/01/32	60,933
6		7.00		08/01/29—11/01/32	5,262
	Government National Mortgage Association, Various Pools:
15		7.50		07/20/25	16,738
64		8.00		01/15/22—05/15/30	66,611
	Total Agency Fixed Rate Mortgages (Cost $140,232)				150,431

	Asset-Backed Securities (8.9%)
1,601	ABFC Trust	2.282	(b)	08/25/33	1,565,123
2,075	Accredited Mortgage Loan Trust	1.832	(b)	04/25/34	2,006,568
299	Asset-Backed Securities Corp. Home Equity Loan Trust	1.422	(b)	03/25/36	267,141
531	Bayview Opportunity Master Fund IIIb Trust (a)	3.475		07/28/18	534,468
702	Bear Stearns Asset-Backed Securities I Trust	1.492	(b)	10/25/36	540,584
441	Bear Stearns Asset-Backed Securities Trust	1.552	(b)	01/25/47	434,411
2,000	Colony American Homes (a)	4.226	(b)	07/17/32	2,022,297
1,500	Conn’s Receivables Funding LLC (a)	12.00		04/15/20	1,539,613
1,380	Credit-Based Asset Servicing & Securitization LLC	1.382	(b)	05/25/36	1,122,785
1,794	CWABS Asset-Backed Certificates Trust	1.472	(b)	10/25/46	1,582,622
1,051	EMC Mortgage Loan Trust (a)	2.216	(b)	11/25/30	1,008,357
1,924	Equity One Mortgage Pass-Through Trust	1.712	(b)	07/25/34	1,788,525
3,409	GMAT Trust (a)	4.25		09/25/20	3,415,630
591	GSAA Home Equity Trust	6.002		11/25/36	382,036
1,162	GSAA Trust	6.099		03/25/37	531,698
1,000	Home Partners of America Trust (a)	5.006	(b)	10/17/33	1,036,388
450	InSite Issuer LLC (a)	6.414		11/15/46	466,326
	Invitation Homes Trust
2,000	(a)	4.376	(b)	06/17/32	2,025,663
1,700	(a)	5.509	(b)	03/17/32	1,713,851
137	(a)	5.726	(b)	12/17/31	138,687
1,700	(a)	5.909	(b)	08/17/32	1,743,207
	Mastr Asset-Backed Securities Trust
1,991		1.282	(b)	08/25/36	987,868
2,553		1.472	(b)	08/25/36	1,310,135
474	Mastr Specialized Loan Trust (a)	1.582	(b)	05/25/37	398,701
850	Merrill Lynch Mortgage Investors Trust	1.472	(b)	08/25/37	561,532
	Nationstar HECM Loan Trust
2,280	(a)	3.147		08/25/26	2,290,716
1,300	(a)	3.598	(b)	06/25/26	1,344,424
970	Nationstar Home Equity Loan Trust	1.482	(b)	04/25/37	960,959
1,616	NRZ Excess Spread-Collateralized Notes (a)	5.683		07/25/21	1,618,439
2,895	Oakwood Mortgage Investors, Inc.	7.405	(b)	06/15/31	1,179,915
1,395	Ownit Mortgage Loan Trust	1.502	(b)	03/25/37	1,185,198
1,700	PNMAC GMSR Issuer Trust (a)	5.982	(b)	02/25/50	1,704,680
	RAMP Trust
618		1.552	(b)	11/25/35	533,951
700		5.64		10/25/33	699,251
1,051	Stanwich Mortgage Loan Co., LLC (a)	3.598		03/16/22	1,050,890
1,553	Truman Capital Mortgage Loan Trust (a)	1.492	(b)	03/25/36	1,505,231
711	VOLT LI LLC (a)	3.50		10/25/46	713,526
188	VOLT NPL X LLC (a)	4.75		10/26/54	188,603

	400	VOLT XIX LLC (a)	5.00		04/25/55	402,747
	454	VOLT XL LLC (a)	4.375		11/27/45	457,073
	399	VOLT XXII LLC (a)	4.25		02/25/55	399,904
	595	VOLT XXXIII LLC (a)	4.25		03/25/55	595,345
		Total Asset-Backed Securities (Cost $45,164,051)				45,955,068

		Collateralized Mortgage Obligations - Agency Collateral Series (0.8%)
		Federal Home Loan Mortgage Corporation
	938		6.282	(b)	07/25/23	948,148
	591	(a)	6.31	(b)	07/25/26	602,899
		IO
	8,467		0.952	(b)	01/25/31	778,693
	12,000		1.706	(b)	01/25/41	972,616
		Federal National Mortgage Association,
		IO REMIC
	2,522		1.912	(b)	03/25/44	164,941
	3,916		1.95	(b)	10/25/39	225,214
	843		5.318	(b)	08/25/41	121,359
	2,503	Government National Mortgage Association, IO	5.022	(b)	12/20/42	426,828
		Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $3,778,446)				4,240,698

		Commercial Mortgage-Backed Securities (4.1%)
	633	BAMLL Commercial Mortgage Securities Trust (a)	6.726	(b)	12/15/31	602,848
		COMM Mortgage Trust
	363	(a)	3.495		09/10/47	282,029
	490	(a)	4.129	(b)	03/10/46	451,710
	139	(a)	4.735	(b)	07/15/47	123,993
	473	(a)	4.747	(b)	12/10/23	456,048
		Commercial Mortgage Pass-Through Certificates
	335	(a)	4.599	(b)	02/10/47	314,321
		IO
	4,730		0.816	(b)	02/10/47	141,212
	2,405	COOF Securitization Trust, IO (a)	3.278	(b)	10/25/40	240,872
	20,222	COOF Securitization Trust II, IO (a)	2.333	(b)	08/25/41	1,525,252
		GS Mortgage Securities Trust
	1,000	(a)	4.51	(b)	11/10/47	887,302
	160	(a)	4.529	(b)	09/10/47	134,261
		JP Morgan Chase Commercial Mortgage Securities Trust
	690	(a)	4.572	(b)	07/15/47	568,775
	1,171		6.21	(b)	02/12/51	1,182,644
		IO
	6,348		1.123	(b)	07/15/47	277,750
		JPMBB Commercial Mortgage Securities Trust
	600	(a)	3.844	(b)	02/15/48	484,124
	236	(a)	3.958	(b)	09/15/47	204,641
	1,835	(a)	4.66	(b)	08/15/47	1,580,310
	405	(a)	4.665	(b)	04/15/47	367,424
	1,004	(a)	5.063	(b)	11/15/45	981,487
		IO
	3,858		1.082	(b)	08/15/47	217,619
		KGS-Alpha SBA COOF Trust,
		IO
	3,255	(a)	2.993	(b)	07/25/41	414,041
	2,782	(a)	3.238	(b)	04/25/40	239,936
	270	LB-UBS Commercial Mortgage Trust	6.276	(b)	09/15/45	272,523
GBP	725	Logistics PLC (United Kingdom) (a)	3.704	(b)	08/20/25	961,710
	$996	Morgan Stanley Bank of America Merrill Lynch Trust (a)	4.75		12/15/46	992,803
	2,000	Motel 6 Trust (a)	5.279		02/05/30	2,009,501
EUR	1,200	Taurus Ltd. (Germany)	4.40	(b)	02/01/26	1,435,026

		Wells Fargo Commercial Mortgage Trust
$350		(a)	3.938		08/15/50	288,594
	650	(a)	4.365	(b)	04/15/50	533,330
		WF-RBS Commercial Mortgage Trust
	248	(a)	3.692		11/15/47	166,214
	1,005	(a)	3.803	(b)	11/15/47	763,336
	303	(a)	3.986		05/15/47	240,731
	419	(a)	3.992	(b)	10/15/57	343,092
	250	(a)	4.135	(b)	05/15/45	233,211
	541	(a)	4.98	(b)	09/15/46	525,551
	803	WFCG Commercial Mortgage Trust (a)	4.366	(b)	11/15/29	805,881
		Total Commercial Mortgage-Backed Securities (Cost $21,377,478)				21,250,102

		Mortgages - Other (12.2%)
		Alba PLC (United Kingdom)
GBP	400		2.353	(b)	04/24/49	519,876
	670		2.953	(b)	04/24/49	838,761
		Alternative Loan Trust
$919			1.362	(b)	03/25/47	746,157
	301		1.392	(b)	02/25/47	282,758
	209		1.412	(b)	05/25/47	196,653
	549		1.732	(b)	10/25/35	429,872
	332		2.596	(b)	10/25/35	277,581
	440		3.086	(b)	05/25/36	333,003
	167		3.271	(b)	08/25/35	149,737
	39		5.50		02/25/36	33,829
	599		6.00		04/25/36	464,458
	156		6.00		04/25/36	131,270
	304		6.00		07/25/37	283,253
		PAC
	30		5.50		02/25/36	26,000
	82		6.00		04/25/36	69,505
		American Home Mortgage Investment Trust
	242	(a)	6.60		01/25/37	126,575
		IO
	3,222		2.078		05/25/47	580,430
		Banc of America Alternative Loan Trust
	1,415		1.682	(b)	11/25/36	1,011,301
	224		1.882	(b)	07/25/46	164,949
		Banc of America Funding Trust
	293		5.25		07/25/37	293,635
	115		6.00		07/25/37	93,711
		BCAP LLC Trust
	784	(a)	1.396	(b)	07/26/35	737,906
	242	(a)	3.508	(b)	03/26/37	202,194
	718	Bear Stearns Structured Products, Inc. Trust	3.348	(b)	01/26/36	649,814
		Bear Stearns Trust
	552		3.30	(b)	05/25/36	482,224
	147		3.53	(b)	05/25/47	134,361
	173	Chase Mortgage Finance Trust	1.832	(b)	02/25/37	107,177
	108	ChaseFlex Trust	6.50		02/25/35	105,169
		CHL Mortgage Pass-Through Trust
	571		3.036	(b)	09/25/34	505,672
	820		3.327		02/19/34	827,448
	423		5.50		05/25/34	431,798
	1,488	CHL Mortgage Pass-Through Trust Resecuritization	6.00		12/25/36	1,421,627
	244	Citigroup Mortgage Loan Trust	3.475	(b)	11/25/36	222,030
		Credit Suisse European Mortgage Capital Ltd. (Ireland)
EUR	1,754	(a)	2.75	(b)	04/20/20	2,033,151
		IO
	1,754	(a)	0.25		04/20/20	8,307

		Credit Suisse First Boston Mortgage Securities Corp.
$918			6.50		12/25/33	978,937
	668		7.50		10/25/32	688,891
		CSMC Mortgage-Backed Trust
	1,039		5.587	(b)	04/25/37	502,186
	1,967		6.50		05/25/36	1,031,514
		CSMC Trust
	900	(a)	4.597	(b)	11/25/57	905,036
	764	(a)	4.83	(b)	08/25/62	761,887
GBP	1,000	Eurosail PLC (United Kingdom)	1.24	(b)	06/13/45	1,207,133
	687	Farringdon Mortgages No. 2 PLC (United Kingdom)	1.795	(b)	07/15/47	879,117
$63		First Horizon Alternative Mortgage Securities Trust	6.00		08/25/36	53,394
		Freddie Mac Structured Agency Credit Risk Debt Notes
	720		4.982	(b)	09/25/24	823,028
	466		5.232	(b)	08/25/24	508,589
		GreenPoint Mortgage Funding Trust
	602		1.392	(b)	02/25/37	594,658
	615		1.412	(b)	01/25/37	570,693
	267		1.522	(b)	02/25/36	256,359
EUR	1,603	Grifonas Finance PLC (Greece)	0.042	(b)	08/28/39	1,651,601
		GSR Mortgage Loan Trust
$262			3.45	(b)	03/25/37	240,387
	37		3.522	(b)	05/25/35	36,796
	1,361		3.909	(b)	12/25/34	1,326,139
		Impac CMB Trust
	119		1.967	(b)	04/25/35	93,381
	145		1.982	(b)	04/25/35	111,793
	512		2.012	(b)	10/25/35	483,621
		JP Morgan Alternative Loan Trust
	313		6.00		12/25/35	304,181
	197		6.00		08/25/36	202,328
		Lehman Mortgage Trust
	45		5.50		11/25/35	41,995
	164		5.50		02/25/36	147,832
	154		5.50		02/25/36	158,464
	1,020		6.00		06/25/37	687,629
	598		6.50		09/25/37	439,461
	1,155	Lehman XS Trust	1.452	(b)	06/25/47	1,009,008
EUR	1,541	Ludgate Funding PLC (United Kingdom)	0.091	(b)	12/01/60	1,607,402
$1,252		Luminent Mortgage Trust	1.462	(b)	05/25/37	1,030,863
		Mansard Mortgages PLC (United Kingdom)
GBP	748		1.395	(b)	10/15/48	934,336
	700		2.289	(b)	12/15/49	913,670
		MASTR Adjustable Rate Mortgages Trust
$723			3.15	(b)	02/25/36	698,901
	653	(a)	3.326	(b)	11/25/35	559,219
		MASTR Alternative Loan Trust
	1,579		5.50		02/25/35	1,678,488
	1,592		6.00		05/25/33	1,656,539
	93	MASTR Asset Securitization Trust	6.00	(b)	06/25/36	89,500
	2,464	Merrill Lynch Mortgage Investors Trust, IO (a)	1.958	(b)	02/25/36	215,503
GBP	192	Money Partners Securities 4 PLC (Ireland)	5.089	(b)	03/15/40	253,995
$712		MortgageIT Trust	1.682	(b)	10/25/35	688,331
		Nomura Asset Acceptance Corp. Alternative Loan Trust
	314		1.292	(b)	10/25/36	246,092
	2,436		5.755	(b)	06/25/36	1,345,629
GBP	1,000	Oncilla Mortgage Funding PLC (United Kingdom)	2.189	(b)	12/12/43	1,303,013
	1,000	Paragon Mortgages No. 13 PLC (United Kingdom)	1.095	(b)	01/15/39	1,198,447

		RALI Trust
$158			6.00		04/25/36	143,661
	221		6.00		08/25/36	187,550
	584		6.00		11/25/36	507,413
	314		6.00		11/25/36	272,769
	68		6.00		01/25/37	54,933
		PAC
	87		6.00		04/25/36	78,859
		Reperforming Loan REMIC Trust
	462	(a)	6.50		03/25/35	462,011
	653	(a)	7.50		11/25/34	646,965
	957	Residential Asset Securitization Trust	6.00		05/25/36	926,029
		ResLoC UK PLC (United Kingdom)
EUR	1,102		0.119	(b)	12/15/43	1,106,783
GBP	783		0.509	(b)	12/15/43	957,684
$1,031		RFMSI Series Trust	6.00		07/25/36	1,009,349
GBP	932	RMAC Securities No. 1 PLC (United Kingdom)	0.759	(b)	06/12/44	1,139,061
	1,000	Southern Pacific Securities PLC (United Kingdom)	0.819	(b)	03/10/44	1,242,966
$275		STARM Mortgage Loan Trust	3.599	(b)	10/25/37	260,405
		Structured Adjustable Rate Mortgage Loan Trust
	842		1.99	(b)	11/25/34	765,611
	426		3.533	(b)	06/25/37	408,565
	1,630	Structured Asset Mortgage Investments II Trust	1.533	(b)	04/19/35	1,504,780
	2,256	Structured Asset Securities Corp., IO (a)	3.555	(b)	07/25/35	298,735
	2,455	TBW Mortgage-Backed Trust	6.50		07/25/36	1,711,336
GBP	800	Trinity Square PLC (United Kingdom)	3.695	(b)	07/15/51	1,084,673
		Washington Mutual Mortgage Pass-Through Certificates Trust
$897			1.536	(b)	04/25/47	755,844
	983		1.746	(b)	05/25/46	813,292
	1,145	Wells Fargo Alternative Loan Trust	3.517		07/25/37	1,122,572
		Total Mortgages - Other (Cost $59,575,475)				63,500,004

		Variable Rate Senior Loan Interests (2.0%)
	993	American Bath Group, LLC, Term B	6.546		09/30/23	1,006,767
	1,339	Apex Tool Group LLC, Term B	4.50		02/01/20	1,317,651
	1,200	Checkers Holdings, Inc., Term Loan	5.49		04/25/24	1,201,200
	703	Commercial Barge Line Co., 1st Lien Term	9.983		11/12/20	612,893
	1,350	Commercial Vehicle Group, Inc., Term B	7.233		04/12/23	1,360,125
	1,625	Coveris Holdings SA (Luxembourg), Term B	5.546		06/26/22	1,629,603
	739	Gruden Acquisition, Inc., 1st Lien Term	6.046		08/18/22	715,664
	657	Harsco Corp., Term B	6.25		11/02/23	669,220
	1,000	Kemet Electronic Corp., Term B	7.233		04/28/24	1,006,250
	735	Neiman Marcus Group, Inc., Term Loan	4.474		10/25/20	545,672
	500	SAExploration Holdings, Inc., Term Loan	10.00		06/28/23	495,000
		Total Variable Rate Senior Loan Interests (Cost $10,669,123)				10,560,045

		Short-Term Investments (5.3%)
		U.S. Treasury Securities (1.5%)
		U.S. Treasury Bills
	308	(p)(q)	1.16		04/26/18	305,398
	98	(p)(q)	1.164		04/26/18	97,172
	545	(p)(q)	1.165		04/26/18	540,395
	7,046	(p)(q)	1.191		04/26/18	6,986,468
		Total U.S. Treasury Securities (Cost $7,927,945)				7,929,433

	NUMBER OF SHARES (000)
		Securities held as Collateral on Loaned Securities (0.9%)
		Investment Company (0.9%)
	4,750	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (r) (Cost $4,749,895)				4,749,895

	Investment Company (2.9%)
15,086	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (r) (Cost $15,085,507)		15,085,507
	Total Short-Term Investments (Cost $27,763,347)		27,764,835

	Total Investments (Cost $505,546,139) (s)(t)(u)	100.5%	522,309,322
	Liabilities in Excess of Other Assets	(0.5)	(2,671,294)
	Net Assets	100.0%	$519,638,028

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

IO	Interest Only.
MTN	Medium Term Note.
OFZ	Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation).
PAC	Planned Amortization Class.
PJSC	Public Joint Stock Company.
REMIC	Real Estate Mortgage Investment Conduit.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on July 31, 2017.
(c)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of July 31, 2017.

(d)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at July 31, 2017 were $6,189,402 and $6,319,173 respectively. The Fund received cash collateral of $4,749,895, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of $1,569,278 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(e)	Capital appreciation bond.
(f)	Amount is less than 0.05%.
(g)	Par is less than $500.
(h)	Payment-in-kind security.
(i)	Issuer in bankruptcy.
(j)	Non-income producing security; bond in default.
(k)	Illiquid security.
(l)	Acquired through exchange offer.
(m)

At July 31, 2017, the Fund held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(n)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of July 31, 2017. Maturity date disclosed is the ultimate maturity date.
(o)	When-issued security.
(p)	Rate shown is the yield to maturity at July 31, 2017.
(q)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(r)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended July 31, 2017, advisory fees paid were reduced by $14,740 relating to the Fund’s investment in the Liquidity Funds.

(s)	Securities are available for collateral in connection with purchase of a when-issued security, open foreign currency forward exchange contracts, futures contracts and swap agreements.

(t)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended July 31, 2017, the Fund did not engage in any cross-trade transactions.

(u)

At July 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $24,443,931 and the aggregate gross unrealized depreciation is $7,680,748, resulting in net unrealized appreciation of $16,763,183.

Foreign Currency Forward Exchange Contracts Open at July 31, 2017:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America NA	RUB	34,135,000		$558,662	08/04/17	$(12,012)
Barclays Bank PLC	EUR	3,176,187	PLN	13,500,000	08/04/17	(143,967)
Barclays Bank PLC	EUR	2,284,435	SEK	22,000,000	08/04/17	(113,098)
Barclays Bank PLC	JPY	113,164,000		$999,974	08/04/17	(26,589)
Barclays Bank PLC	PLN	20,867,662		$5,573,017	08/04/17	(230,393)
Barclays Bank PLC	$3,616,394		PLN	13,500,000	08/04/17	138,029
Barclays Bank PLC	$2,591,498		SEK	22,000,000	08/04/17	133,670
Barclays Bank PLC	$1,087,794		SEK	9,228,464	08/04/17	55,348
Citibank NA	COP	21,276,002,306		$6,992,934	08/04/17	(130,384)
Citibank NA	GBP	1,925,000	EUR	2,193,840	08/04/17	(51,649)
Citibank NA	GBP	13,368,261		$17,277,608	08/04/17	(361,627)
Citibank NA	$7,098,058		COP	21,276,002,306	08/04/17	25,260
Citibank NA	$32,238		EUR	28,313	08/04/17	1,282
Citibank NA	$2,488,362		EUR	2,193,840	08/04/17	108,976
Commonwealth Bank of Australia	JPY	575,000,000		$5,157,261	08/04/17	(58,831)
Goldman Sachs International	ARS	40,615,000		$2,375,146	08/04/17	75,964
Goldman Sachs International	ARS	385,000		$22,449	08/04/17	654
Goldman Sachs International	RUB	152,000,000		$2,523,659	08/04/17	(17,503)
HSBC Bank PLC	GBP	685,996		$895,490	08/04/17	(9,673)
HSBC Bank PLC	PLN	969,150		$260,659	08/04/17	(8,867)
HSBC Bank PLC	$1,552,708		AUD	1,960,000	08/04/17	15,253
HSBC Bank PLC	$165,439		EUR	144,811	08/04/17	6,006
JPMorgan Chase Bank NA	BRL	46,011,715		$13,808,624	08/04/17	(940,848)
JPMorgan Chase Bank NA	CAD	7,229		$5,569	08/04/17	(230)
JPMorgan Chase Bank NA	IDR	70,733,628,400		$5,291,661	08/04/17	(16,150)
JPMorgan Chase Bank NA	IDR	37,900,000,000		$2,816,378	08/04/17	(27,616)
JPMorgan Chase Bank NA	IDR	6,224,966,380		$466,220	08/04/17	(898)
JPMorgan Chase Bank NA	MXN	267,114,296		$14,493,127	08/04/17	(506,336)
JPMorgan Chase Bank NA	RUB	278,578,000		$4,637,325	08/04/17	(19,991)
JPMorgan Chase Bank NA	$2,465,424		ARS	41,000,000	08/04/17	(144,447)
JPMorgan Chase Bank NA	$1,133,873		BRL	3,766,725	08/04/17	73,585
JPMorgan Chase Bank NA	$14,550,828		BRL	45,514,990	08/04/17	39,414
JPMorgan Chase Bank NA	$7,774,310		CZK	179,000,000	08/04/17	350,942
JPMorgan Chase Bank NA	$205,334		EUR	178,594	08/04/17	6,108
JPMorgan Chase Bank NA	$60,683		GBP	46,846	08/04/17	1,130
JPMorgan Chase Bank NA	$8,623,018		IDR	114,858,594,780	08/04/17	(4,095)
JPMorgan Chase Bank NA	$7,726,540		RUB	464,790,000	08/04/17	43,901
State Street Bank and Trust Co.	BRL	3,270,000		$1,035,138	08/04/17	(13,090)
State Street Bank and Trust Co.	MXN	54,900,000		$2,982,561	08/04/17	(100,279)
State Street Bank and Trust Co.	RUB	74,477,000		$1,232,390	08/04/17	(12,730)
State Street Bank and Trust Co.	$2,481,064		MXN	43,500,000	08/04/17	(38,377)
State Street Bank and Trust Co.	$1,254,637		RUB	74,400,000	08/04/17	(10,805)
UBS AG	AUD	17,853,360		$13,533,829	08/04/17	(748,502)
UBS AG	CZK	63,000,000		$2,789,709	08/04/17	(70,016)
UBS AG	EUR	2,175,006	GBP	1,925,000	08/04/17	(94,102)
UBS AG	EUR	64,618,915		$73,274,296	08/04/17	(3,229,539)
UBS AG	EUR	2,860,156		$3,331,310	08/04/17	(54,896)
UBS AG	EUR	1,727,399		$2,024,702	08/04/17	(20,406)
UBS AG	GBP	2,227,000		$2,872,507	08/04/17	(65,989)
UBS AG	HKD	112,855		$14,457	08/04/17	8
UBS AG	$10,136		EUR	8,890	08/04/17	389
UBS AG	$2,495,204		EUR	2,185,000	08/04/17	91,668
UBS AG	$2,480,939		GBP	1,925,000	08/04/17	59,072
UBS AG	$14,468		HKD	112,855	08/04/17	(19)
UBS AG	$260,584		PLN	950,000	08/04/17	3,616
Westpac Banking Corp.	EUR	1,300,000		$1,504,524	08/04/17	(34,576)
Citibank NA	COP	21,276,002,306		$7,067,218	09/08/17	(28,050)
JPMorgan Chase Bank NA	BRL	45,514,990		$14,459,302	09/08/17	(35,251)
JPMorgan Chase Bank NA	IDR	114,858,594,780		$8,593,341	09/08/17	5,390
JPMorgan Chase Bank NA	RUB	464,790,000		$7,670,625	09/08/17	(47,719)
	Net Unrealized Depreciation					$(6,193,885)

Futures Contracts Open at July 31, 2017:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
119	Long	U.S. Treasury Ultra Bond, Sep-17	$19,575,500	$70,716
99	Long	Australian 10 yr. Bond, Sep-17	10,213,201	(169,761)
8	Long	U.S. Treasury 30 yr. Bond, Sep-17	1,223,750	(9,156)
21	Short	U.S. Treasury 10 yr. Note, Sep-17	(2,643,703)	(20,672)
117	Short	German Euro Bund, Sep-17	(22,430,827)	176,351
280	Short	U.S. Treasury 5 yr. Note, Sep-17	(33,081,563)	(75,751)
197	Short	U.S. Treasury 2 yr. Note, Sep-17	(42,619,719)	(17,689)
		Net Unrealized Depreciation		$(45,962)

Credit Default Swap Agreements Open at July 31, 2017:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000)	INTEREST RATE	TERMINATION DATE	UNREALIZED DEPRECIATION	UPFRONT PAYMENTS PAID (RECEIVED)	VALUE	CREDIT RATING OF REFERENCE OBLIGATION†
Credit Suisse International
CMBX.NA.BBB.60	Sell	$1,500	3.00%	5/11/63	$(69,788)	$(100,239)	$(170,027)	NR
Credit Suisse International
CMBX.NA.BBB.60	Sell	3,000	3.00	5/11/63	(136,923)	(203,132)	(340,055)	NR
Credit Suisse International
CMBX.NA.BBB.60	Sell	4,096	3.00	5/11/63	(309,601)	(154,686)	(464,287)	NR
Deutsche Bank AG
CMBX.NA.BB.60	Sell	335	5.00	5/11/63	(65,724)	2,284	(63,440)	NR
Goldman Sachs International
CMBX.NA.BB.60	Sell	586	5.00	5/11/63	(110,572)	(401)	(110,973)	NR
Goldman Sachs International
CMBX.NA.BB.60	Sell	416	5.00	5/11/63	(18,896)	(59,883)	(78,779)	NR
Goldman Sachs International
CMBX.NA.BBB.60	Sell	2,473	3.00	5/11/63	(185,512)	(94,806)	(280,318)	NR
Goldman Sachs International
CMBX.NA.BBB.60	Sell	2,431	3.00	5/11/63	(181,049)	(94,508)	(275,557)	NR
Morgan Stanley & Co., LLC*
CDX.NA.HY.27	Buy	3,465	5.00	12/20/21	(158,279)	(144,356)	(302,635)	NR
Morgan Stanley & Co., LLC*
CDX.NA.HY.27	Buy	24,750	5.00	12/20/21	(544,298)	(1,609,369)	(2,153,667)	NR
Morgan Stanley & Co., LLC*
CDX.NA.HY.28	Buy	5,000	5.00	6/20/22	(29,104)	(381,553)	(410,657)	NR
Total Credit Default Swaps		$48,052			$(1,809,746)	$(2,840,649)	$(4,650,395)

Interest Rate Swap Agreements Open at July 31, 2017:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley & Co., LLC*	$8,000	3 Month LIBOR	Receive	2.28%	12/08/26	$(46,344)
Morgan Stanley & Co., LLC*	21,800	3 Month LIBOR	Receive	2.48	12/21/26	(492,118)
Morgan Stanley & Co., LLC*	1,100	3 Month LIBOR	Receive	2.59	12/08/46	(3,947)
Morgan Stanley & Co., LLC*	6,900	3 Month LIBOR	Receive	2.74	12/21/46	(244,210)
Morgan Stanley & Co., LLC*	2,000	3 Month LIBOR	Receive	2.48	05/23/47	41,796
		Net Unrealized Depreciation				$(744,823)

†	Credit rating as issued by Standard & Poor’s.
*	Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
NR	Not rated.
LIBOR	London Interbank Offered Rate.

Currency Abbreviations:

ARS	Argentine Peso.
AUD	Australian Dollar.
BRL	Brazilian Real.
CAD	Canadian Dollar.
COP	Colombian Peso.
CZK	Czech Koruna.
DKK	Danish Krone.
EUR	Euro.
GBP	British Pound.
HKD	Hong Kong Dollar.
IDR	Indonesian Rupiah.
JPY	Japanese Yen.
MXN	Mexican Peso.
PEN	Peruvian Nuevo Sol.
PLN	Polish Zloty.
RUB	Russian Ruble.
SEK	Swedish Krona.
TRY	Turkish Lira.

PORTFOLIO COMPOSITION** as of 07/31/17	Percentage of Total Investments
Corporate Bonds	41.3%
Sovereign	26.1
Mortgages - Other	12.3
Asset-Backed Securities	8.9
Short-Term Investments	4.5
Commercial Mortgage-Backed Securities	4.1
Variable Rate Senior Loan Interests	2.0
Collateralized Mortgage Obligations - Agency Collateral Series	0.8
Agency Fixed Rate Mortgages	0.0	***
	100.0	%****

**	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of July 31, 2017.
***	Amount is less than 0.05%.
****

Does not include open long/short futures contracts with an underlying face amount of $131,788,263 with net unrealized depreciation of $45,962. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of $6,193,885 and does not include open swap agreements with net unrealized depreciation of $2,554,569.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Portfolio of Investments • July 31, 2017 (unaudited)

Valuation of Investments - (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Trustees (the “Trustees”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bids and asked prices are available on the relevant exchanges; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), each a wholly-owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) certain senior collateralized loans (“Senior Loans”) are valued based on quotations received from an independent pricing service; (6) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (7) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (8) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2017.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Assets:
Fixed Income Securities
Corporate Bonds	$—	$213,894,484	$—	†	$213,894,484 †
Sovereign	—	134,993,655	—		134,993,655
Agency Fixed Rate Mortgages	—	150,431	—		150,431
Asset-Backed Securities	—	45,955,068	—		45,955,068
Collateralized Mortgage Obligations - Agency Collateral Series	—	4,240,698	—		4,240,698
Commercial Mortgage-Backed Securities	—	21,250,102	—		21,250,102
Mortgages - Other	—	63,500,004	—		63,500,004
Variable Rate Senior Loan Interests	—	10,560,045	—		10,560,045
Total Fixed Income Securities	—	494,544,487	—	†	494,544,487 †
Short-Term Investments
U.S. Treasury Securities	—	7,929,433	—		7,929,433
Investment Company	19,835,402	—	—		19,835,402
Total Short-Term Investments	19,835,402	7,929,433	—		27,764,835
Foreign Currency Forward Exchange Contracts	—	1,235,665	—		1,235,665
Futures Contracts	247,067	—	—		247,067
Interest Rate Swap Agreement	—	41,796	—		41,796
Total Assets	20,082,469	503,751,381	—	†	523,833,850 †
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(7,429,550)	—		(7,429,550)
Futures Contracts	(293,029)	—	—		(293,029)
Credit Default Swap Agreements	—	(1,809,746)	—		(1,809,746)
Interest Rate Swap Agreements	—	(786,619)	—		(786,619)
Total Liabilities	(293,029)	(10,025,915)	—		(10,318,944)
Total	$19,789,440	$493,725,466	$—	†	$513,514,906 †

†            Includes one security which is valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of July 31, 2017, the Fund did not have any investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate Bond
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†

Net change in unrealized appreciation (depreciation) from investments still held as of July 31, 2017	$—	†

†  Includes one security which is valued at zero.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Fixed Income Opportunities Fund

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
September 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
September 19, 2017

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 19, 2017